Related party disclosures	9 Months Ended
Sep. 30, 2021
Related party disclosures
Related party disclosures

16. Related party disclosures

Transfer of shares from the Funding Shareholders

As discussed in Note 4, due to certain virtual share exercises under the Prior VSOP during the nine months ended September 30, 2021, 759,677 common shares were transferred to the Company by the Funding Shareholders, with no consideration paid in exchange, and some of these shares were subsequently reissued to fulfill obligations from option exercises.

Dietmar Hopp

During fiscal 2019, Dietmar Hopp, principal of dievini Hopp BioTech holding GmbH & Co. KG (dievini), the largest shareholder of the Group, granted two convertible loans to the Group, which were repaid in 2020; see Note 11 for further information.

Antony Blanc

In 2020, a consulting agreement between CureVac AG and Clarentis SRL was made. Clarentis SRL is a wholly owned consulting company of Antony Blanc, PhD, the CBO of CureVac. After the transition of Antony Blanc to the Management Board in February 2021, the contract was no longer active and no new orders were placed. In Q3 2021, a milestone payment, which related to the submission of the EMA dossier for CVnCoV, and amounts to EUR 100k was made to fulfil a contractual obligation from the consulting agreement in place before Antony Blanc joined the Management Board.